Post-employee benefit plans - Significant assumptions (Details) - year	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Post-employment benefit obligations
Discount rate	3.60%	4.00%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate	1.60%	1.60%
Life expectancy at age 65 (years)	23.2	23.1
Net post-employment benefit plans cost
Discount rate	4.20%	4.30%
Rate of compensation increase	2.25%	2.50%
Life expectancy at age 65 (years)	23.1	23.0
Weighted average duration of defined benefit obligation	15
Cost of medication
Net post-employment benefit plans cost
Actuarial assumption of medical cost trend rates	8.00%
Ultimate actuarial assumption of medical cost trend rates	4.50%
Term to reach ultimate actuarial assumption of medical cost trend rate	20 years
Cost of covered dental benefits
Net post-employment benefit plans cost
Actuarial assumption of medical cost trend rates	4.00%
Cost of covered hospital benefits
Net post-employment benefit plans cost
Actuarial assumption of medical cost trend rates	3.30%
Cost of other covered healthcare benefits
Net post-employment benefit plans cost
Actuarial assumption of medical cost trend rates	3.00%
DB pension
Net post-employment benefit plans cost
Cost of living indexation rate	1.60%	1.60%